Allowance for doubtful accounts and credit losses (Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	¥ 94,853	¥ 50,410	¥ 47,518
Provision for doubtful accounts, net of reversal	6,519	69,029	(1,598)
Write-offs	(3,839)	(20,649)	(289)
Other	3,179	(3,937)	4,779
Allowance for doubtful accounts at end of year	¥ 100,712	¥ 94,853	¥ 50,410